John Hancock International High Dividend ETF Expense Example - John Hancock International High Dividend ETF - None or SAME	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	484
Expense Example, with Redemption, 5 Years	948
Expense Example, with Redemption, 10 Years	$ 2,232